SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

                                                    VALUE (NOTE 1)
COMMON STOCKS -- 88.53%                     SHARES             US$
-------------------------------------------------------------------
AUSTRALIA -- 0.40%
MINING -- 0.40%
BHP Billiton, Limited                       91,580         491,904
-------------------------------------------------------------------
TOTAL AUSTRALIA                                            491,904
-------------------------------------------------------------------

BELGIUM -- 1.06%
DIVERSIFIED FINANCIALS -- 1.06%
Groupe Bruxelles Lambert SA                 24,892       1,308,333
-------------------------------------------------------------------
TOTAL BELGIUM                                            1,308,333
-------------------------------------------------------------------

DENMARK -- 3.50%
ELECTRICAL EQUIPMENT -- 0.40%
Vestas Wind Systems A/S                     18,095         493,952
-------------------------------------------------------------------
PHARMACEUTICALS -- 3.10%
Novo Nordisk A/S - Class B                  94,116       3,848,093
-------------------------------------------------------------------
TOTAL DENMARK                                            4,342,045
-------------------------------------------------------------------

FINLAND -- 1.91%
DIVERSIFIED TELECOMMUNICATIONS -- 1.91%
Nokia Oyj                                   91,915       2,369,321
-------------------------------------------------------------------
TOTAL FINLAND                                            2,369,321
-------------------------------------------------------------------

FRANCE -- 15.63%
BUILDING MATERIALS -- 2.73%
Lafarge SA                                  36,309       3,390,222
-------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 2.29%
Bouygues SA                                 50,329       1,648,562
Technip SA                                   8,881       1,185,746
-------------------------------------------------------------------
                                                         2,834,308
-------------------------------------------------------------------
MEDIA -- 2.01%
Television Francaise                        48,830       1,233,929
Vivendi Universal SA                        22,885       1,252,750
-------------------------------------------------------------------
                                                         2,486,679
-------------------------------------------------------------------
PHARMACEUTICALS -- 5.84%
Aventis SA                                  59,635       4,233,214
Sanofi-Synthelabo SA                        40,287       3,005,019
-------------------------------------------------------------------
                                                         7,238,233
-------------------------------------------------------------------
WATER COMPANIES -- 2.76%
Suez SA                                    112,922       3,417,404
-------------------------------------------------------------------
TOTAL FRANCE                                            19,366,846
-------------------------------------------------------------------

GERMANY -- 8.06%
AIRLINES -- 1.05%
Deutsche Lufthansa - Registered             98,500       1,300,220
-------------------------------------------------------------------
AUTOMOBILES -- 0.70%
Bayerische Motoren Werke AG                 24,751         862,508
-------------------------------------------------------------------
CHEMICALS -- 1.77%
Bayer AG                                    68,783       2,191,812
-------------------------------------------------------------------
INSURANCE -- 1.67%
Allianz AG - Registered                      8,730       2,066,971
-------------------------------------------------------------------
PHARMACEUTICALS -- 1.91%
Merck KGaA                                  64,236       2,372,248
-------------------------------------------------------------------
SOFTWARE -- 0.96%
SAP AG                                       9,133       1,189,313
-------------------------------------------------------------------
TOTAL GERMANY                                            9,983,072
-------------------------------------------------------------------

HONG KONG -- 1.45%
REAL ESTATE -- 1.45%
Cheung Kong Holdings, Limited              173,000       1,797,055
-------------------------------------------------------------------
TOTAL HONG KONG                                          1,797,055
-------------------------------------------------------------------

IRELAND -- 0.56%
PHARMACEUTICALS -- 0.56%
Elan Corp. PLC ADR#                         15,314         690,049
-------------------------------------------------------------------
TOTAL IRELAND                                              690,049
-------------------------------------------------------------------

ITALY -- 4.79%
INSURANCE -- 1.78%
Assicurazione Generali                      79,500       2,207,802
-------------------------------------------------------------------
OIL & GAS -- 3.01%
ENI Spa                                    297,793       3,732,121
-------------------------------------------------------------------
TOTAL ITALY                                              5,939,923
-------------------------------------------------------------------

                                                    VALUE (NOTE 1)
                                            SHARES             US$
-------------------------------------------------------------------
JAPAN -- 10.36%
AIR FREIGHT & COURIERS -- 0.44%
Yamato Transport Co., Limited               29,000         546,960
-------------------------------------------------------------------
CHEMICALS -- 0.46%
Shin-Etsu Chemical Co., Limited             16,000         575,443
-------------------------------------------------------------------
COMPUTER SOFTWARE & PROCESSING -- 0.40%
Nomura Research Institute, Limited#          4,200         493,250
-------------------------------------------------------------------
COMPUTERS & INFORMATION -- 0.26%
TDK Corp.                                    6,800         320,892
-------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.89%
Keyence Corporation                            800         133,109
Kyocera Corp.                               14,900         972,778
-------------------------------------------------------------------
                                                         1,105,887
-------------------------------------------------------------------
ELECTRONICS -- 2.10%
NEC Corp.                                   97,000         990,292
Sony Corp.                                  35,400       1,619,168
-------------------------------------------------------------------
                                                         2,609,460
-------------------------------------------------------------------
ENTERTAINMENT & LEISURE -- 1.56%
Nintendo Corp., Limited                      7,300       1,279,283
Sega Corp.#                                 32,600         650,954
-------------------------------------------------------------------
                                                         1,930,237
-------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.01%
Hoya Corp.                                     300          17,937
-------------------------------------------------------------------
OFFICE ELECTRONICS -- 1.26%
Canon Inc.                                  34,000       1,170,892
Ricoh Co., Limited                          21,000         391,264
-------------------------------------------------------------------
                                                         1,562,156
-------------------------------------------------------------------
PHARMACEUTICALS -- 1.55%
Shionogi & Co., Limited                     57,000         974,957
Takeda Chemical Industries, Limited         21,000         950,901
-------------------------------------------------------------------
                                                         1,925,858
-------------------------------------------------------------------
PHOTO EQUIPMENT & SUPPLIES -- 0.55%
Fuji Photo Film Co.                         19,000         678,986
-------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.88%
Murata Mfg. Company, Limited                 2,400         144,044
Rohm Company, Limited                        7,300         948,175
-------------------------------------------------------------------
                                                         1,092,219
-------------------------------------------------------------------
TOTAL JAPAN                                             12,859,285
-------------------------------------------------------------------

NETHERLANDS -- 3.70%
DIVERSIFIED TELECOMMUNICATIONS -- 1.54%
Royal KPN NV#                              376,537       1,913,749
-------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.78%
Royal Philips Electronics NV                74,469       2,212,586
-------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.38%
ASM Lithography Holding NV#                 27,172         472,105
-------------------------------------------------------------------
TOTAL NETHERLANDS                                        4,598,440
-------------------------------------------------------------------

SOUTH KOREA -- 2.87%
BANKS -- 1.15%
Kookmin Bank                                37,969       1,429,225
-------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.72%
Samsung Electronics - GDR 144A              10,100       2,129,932
-------------------------------------------------------------------
TOTAL SOUTH KOREA                                        3,559,157
-------------------------------------------------------------------

SPAIN -- 0.93%
DIVERSIFIED TELECOMMUNICATIONS -- 0.93%
Telefonica SA#                              86,458       1,156,652
-------------------------------------------------------------------
TOTAL SPAIN                                              1,156,652
-------------------------------------------------------------------

SWITZERLAND -- 8.23%
BANKS -- 4.04%
UBS AG - Registered#                        99,169       5,007,152
-------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO -- 3.26%
Nestle SA - Registered                      18,944       4,040,596
-------------------------------------------------------------------
RETAILERS -- 0.93%
Compagnie Financiere Richemont
AG - Units A                                61,820       1,149,092
-------------------------------------------------------------------
TOTAL SWITZERLAND                                       10,196,840
-------------------------------------------------------------------

                                                    VALUE (NOTE 1)
                                            SHARES             US$
-------------------------------------------------------------------
TAIWAN -- 0.35%
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.35%
Taiwan Semiconductor
Manufacturing Co. ADR#                      25,000         433,000
-------------------------------------------------------------------
TOTAL TAIWAN                                               433,000
-------------------------------------------------------------------

UNITED KINGDOM -- 24.73%
BANKS -- 4.99%
HBOS PLC                                   237,932       2,755,586
Lloyds TSB Group PLC                       315,818       3,427,857
-------------------------------------------------------------------
                                                         6,183,443
-------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 1.42%
BAA PLC                                    219,504       1,758,117
-------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 1.39%
Amvescap PLC                               119,490       1,722,867
-------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS -- 3.41%
Vodafone Group PLC                       1,618,159       4,231,971
-------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.46%
Scottish Power PLC                         103,796         573,867
-------------------------------------------------------------------
FOOD & DRUG RETAILING -- 2.27%
J Sainsbury PLC                            527,971       2,811,498
-------------------------------------------------------------------
MEDIA -- 1.86%
British Sky Broadcasting
Group PLC#                                 161,105       1,772,058
Reed International PLC                      64,486         534,795
-------------------------------------------------------------------
                                                         2,306,853
-------------------------------------------------------------------
MINING -- 1.18%
Anglo American PLC                          96,197       1,457,000
-------------------------------------------------------------------
OIL & GAS -- 4.34%
BP PLC                                     245,034       1,903,767
Shell Transport & Trading                  505,487       3,471,381
-------------------------------------------------------------------
                                                         5,375,148
-------------------------------------------------------------------
RETAILERS -- 2.56%
Marks & Spencer PLC                        605,044       3,177,933
-------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.85%
MM02 PLC#                                  833,453       1,048,901
-------------------------------------------------------------------
TOTAL UNITED KINGDOM                                    30,647,598
-------------------------------------------------------------------
TOTAL COMMON STOCKS
(cost $108,232,626)                                    109,739,520
-------------------------------------------------------------------


                                              PAR   VALUE (NOTE1)
CONVERTIBLE DEBT -- 0.25%                  AMOUNT             US$
-------------------------------------------------------------------
JAPAN -- 0.25%
ELECTRONICS -- 0.25%
NEC Corp., 0.000%,
due 03/31/2010                        40,000,000JPY       316,799
-------------------------------------------------------------------
TOTAL JAPAN                                               316,799
-------------------------------------------------------------------

TOTAL CONVERTIBLE DEBT
(cost $332,687)                                           316,799
-------------------------------------------------------------------

TOTAL INVESTMENTS -- 88.78%
(COST $108,565,313)                                   110,056,319
OTHER ASSETS
IN EXCESS OF LIABILITIES 11.22%                        13,903,102
-------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                              123,959,421
-------------------------------------------------------------------

#     Non-income producing security.
ADR   American Depository Receipt
GDR   Global Depository Receipt
144A Security exempt from registration under Rule 144A of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.
JPY   Japanese Yen

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                                               US$
----------------------------------------------------------------------------------
ASSETS:
Investments, at value*                                                 110,056,319
Cash at interest                                                         6,110,657
Foreign currency**                                                       3,182,194
Receivable for open forward foreign currency exchange contracts            802,780
Receivable for investments sold                                          3,726,653
Dividends and interest receivable                                          141,007
Recoverable foreign taxes                                                  127,060
----------------------------------------------------------------------------------
Total assets                                                           124,146,670
----------------------------------------------------------------------------------


LIABILITIES:
Payable for investment advisory fees                                        50,255
Accrued expenses and other liabilities                                     136,994
----------------------------------------------------------------------------------
Total liabilities                                                          187,249
----------------------------------------------------------------------------------
NET ASSETS                                                             123,959,421
----------------------------------------------------------------------------------
* Cost of Investments                                                  108,565,313
----------------------------------------------------------------------------------
** Cost of Foreign Currency                                              3,182,226
----------------------------------------------------------------------------------




                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

                                                                                                      US$
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                                                   325,316
Dividend income*                                                                                1,672,300
---------------------------------------------------------------------------------------------------------
Total income                                                                                    1,997,616
---------------------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fee                                                                           736,900
Accounting and custody fees                                                                       337,811
Administration fees                                                                                90,311
Audit fees                                                                                         22,999
Trustees' fees and expenses                                                                        20,385
Other expenses                                                                                     45,204
---------------------------------------------------------------------------------------------------------
Total expenses                                                                                  1,253,610
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                             744,006
---------------------------------------------------------------------------------------------------------


REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain/loss on:
Investment security transactions                                                              (52,097,349)
Options                                                                                           379,730
Foreign currency transactions and forward foreign currency exchange contracts                  (1,292,203)
---------------------------------------------------------------------------------------------------------
                                                                                              (53,009,822)
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/(depreciation) on:
Investment securities                                                                          (1,270,858)
Foreign currency transactions and forward foreign currency exchange contracts                   1,465,520
---------------------------------------------------------------------------------------------------------
                                                                                                  194,662
---------------------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                                                       (52,815,160)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          (52,071,154)
---------------------------------------------------------------------------------------------------------
* Net of foreign taxes withheld                                                                   215,753
---------------------------------------------------------------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 PERIOD FROM
                                                                                 YEAR        OCTOBER 2, 2000
                                                                                ENDED       (COMMENCEMENT OF
                                                                         DECEMBER 31,    OPERATIONS) THROUGH
                                                                                 2001      DECEMBER 31, 2000
                                                                                  US$                    US$
------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                         744,006                 99,951
Net realized loss                                                         (53,009,822)            (3,721,629)
Net change in unrealized appreciation                                         194,662                302,547
------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                      (52,071,154)            (3,319,131)
------------------------------------------------------------------------------------------------------------


CAPITAL TRANSACTIONS
Contributions                                                              75,702,552            164,769,982
Withdrawals                                                               (61,122,828)                     -
------------------------------------------------------------------------------------------------------------
Net increase in net assets from capital transactions                       14,579,724            164,769,982
------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   (37,491,430)           161,450,851
------------------------------------------------------------------------------------------------------------


NET ASSETS:
Beginning of year                                                         161,450,851                      -
------------------------------------------------------------------------------------------------------------
End of year                                                               123,959,421            161,450,851
------------------------------------------------------------------------------------------------------------


                     SEE NOTES TO THE FINANCIAL STATEMENTS

NOTES TO THE FINANCIAL STATEMENTS


A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
   TT EAFE Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). The Portfolio Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Portfolio Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000. The Portfolio commenced operations on October 2, 2000 with the transfer of $93,281,575 in securities at value, with cost of $91,184,786, from the LKCM International Fund, of the LKCM Funds. The LKCM Fund held 55.4% of the Portfolio as of December 31, 2001.

   The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. SECURITY VALUATION
      The equity securities of the Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Portfolio Board of Trustees.

   2. SECURITY TRANSACTIONS AND INCOME RECOGNITION
      Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Premium and discount on securities purchased are amortized as a component of interest income using a constant yield to maturity method.

   3. FEDERAL INCOME TAXES
      The Portfolio intends to qualify as a partnership for U.S. federal income tax purposes. The Portfolio therefore believes that it will not be subject to any U.S. federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be subject to U.S. federal income taxation on its allocable share of the Portfolio's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the U.S. Internal Revenue Code of 1986 (the "Code").

      It is intended that the Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.

      Differences in the book and tax components of the Portfolio consist of foreign currency gains and losses, options and passive foreign investment company transactions as well as wash sale transactions, capital loss carryforwards, and post-October loss deferrals. The effect of these temporary differences on each of the Portfolio's feeder funds will depend on the proportions on the Portfolio held by each feeder fund at the time of the reversal.

   4. FOREIGN SECURITIES
      Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

      Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar exchange rate relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its investment in foreign securities.

   5. FOREIGN CURRENCY TRANSLATION
      For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

      For the year ended December 31, 2001, the Portfolio had the following open forward foreign currency exchange contracts outstanding:

                                                                                        GROSS UNREALIZED
   CURRENCY AND                  FOREIGN CURRENCY           U.S. DOLLAR VALUE                       GAIN
   EXCHANGE DATE             UNITS PURCHASED/SOLD        AT DECEMBER 31, 2001                        US$
   -----------------------------------------------------------------------------------------------------
   PURCHASE CONTRACTS
   Japanese Yen, 01/25/02             580,000,000                   4,434,590                     17,562
   -----------------------------------------------------------------------------------------------------
   NET UNREALIZED GAIN ON PURCHASE CONTRACTS                                                      17,562
   -----------------------------------------------------------------------------------------------------


   SALES CONTRACTS
   Japanese Yen, 01/11/02           1,570,000,000                  11,995,245                    561,470
   Japanese Yen, 01/25/02             770,000,000                   5,887,300                    223,748
   -----------------------------------------------------------------------------------------------------
   NET UNREALIZED GAIN ON SALE CONTRACTS                                                         785,218
   -----------------------------------------------------------------------------------------------------
   TOTAL UNREALIZED GAIN                                                                         802,780
   -----------------------------------------------------------------------------------------------------

   6. FUTURES CONTRACTS
      The Portfolio may purchase long futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Portfolio is required to segregate cash or liquid securities in connection with all futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

      As of and for the year ended December 31, 2001, there were no open long futures contracts outstanding.

   7. OPTIONS CONTRACTS
      A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Portfolios to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

      Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

      The premium received for a written option is recorded as a liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

      The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Portfolio may forego the opportunity for profit if the market of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

   As of December 31, 2001, there were no open options contracts outstanding. Transactions in purchased put options during the year ended December 31, 2001 were as follows:

                                                                    NUMBER OF
                                                                    CONTRACTS                   PREMIUMS
   -----------------------------------------------------------------------------------------------------
   Outstanding, beginning of period                                 9,200,000                   $153,410
   Options written                                                          -                          -
   Options exercised                                                        -                          -
   Options expired                                                          -                          -
   Options closed                                                   9,200,000                   (153,410)
   Options sold                                                             -                          -
                                                                    ---------                   --------
   Outstanding, end of period                                               -                         $0
                                                                    =========                   ========

B. INVESTMENT ADVISORY AGREEMENT
   Pursuant to a Management Agreement with the Portfolio Trust, TT International Investment Management ("TTI") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. The Portfolio Trust pays monthly to TTI for its advisory services a management fee, at an annual rate equal to 0.50% of the Portfolio's average daily net assets.

C. SECURITY TRANSACTIONS
   Purchases and sales of investments for the Portfolio, exclusive of short-term securities, for the year ended December 31, 2001, were as follows:

   COST OF PURCHASES                                                                 PROCEEDS FROM SALES
   US$                                                                                               US$
   -----------------------------------------------------------------------------------------------------
   349,917,897                                                                               334,552,424

   At December 31, 2001, the Portfolio's aggregate unrealized appreciation and depreciation on Investments based on cost for U.S. federal income tax purposes were as follows:

                                       UNREALIZED                  UNREALIZED             NET UNREALIZED
   TAX COST                          APPRECIATION                DEPRECIATION               DEPRECIATION
   US$                                        US$                         US$                        US$
   -----------------------------------------------------------------------------------------------------
   110,162,776                          3,706,017                  (3,812,474)                  (106,457)

D. FINANCIAL HIGHLIGHTS
   The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:

                                                                         YEAR                         FOR THE
                                                                        ENDED                    PERIOD ENDED
                                                            DECEMBER 31, 2001               DECEMBER 31, 2000*
   -----------------------------------------------------------------------------------------------------------
   Ratio of expenses                                                    0.85%                           0.92%+
   Ratio of net investment income                                       0.51%                           0.39%+
   Portfolio Turnover                                                    255%                             37%
   Total Return                                                       (28.80)%                         (4.54)%

* For the period October 2, 2000 (commencement of operations) through December 31, 2000.
+ Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS


TO THE TRUSTEES OF TT INTERNATIONAL U.S.A. MASTER TRUST (THE TRUST) AND THE SHAREHOLDERS OF TT EAFE PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TT EAFE Portfolio (one of the portfolios constituting TT International U.S.A. Master Trust, hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 6, 2002

MANAGEMENT OF THE FUND AND THE PORTFOLIO (UNAUDITED)



   The management and affairs of the Fund are supervised by the Trustees of the Feeder Trust under the laws of the Commonwealth of Massachusetts. The management and affairs of the Portfolio are supervised by the Trustees of the Portfolio Trust under the laws of the Commonwealth of Massachusetts.

   Information about the Trustees and officers of the Feeder Trust and the Portfolio Trust is set forth below.

TRUSTEES OF THE TRUST AND THE PORTFOLIO TRUST
DISINTERESTED TRUSTEES(1)

                                      TERM OF
                                      OFFICE AND
                   POSITION(S)        LENGTH OF                                      NUMBER OF PORTFOLIOS
NAME, ADDRESS,     HELD WITH          TIME             PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX             OTHER DIRECTORSHIPS
AND AGE(2)         THE TRUSTS         SERVED(3)        DURING PAST 5 YEARS           OVERSEEN BY TRUSTEE         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John A. Benning    Trustee of the     1+ years         Retired. Senior Vice          TT International U.S.A.     Director, ICI
Age: 67            Feeder Trust       (since August    President and General         Master & Feeder Trusts:     Mutual Insurance
                   and the            2000)            Counsel, Liberty Financial    4 Portfolios                Company (since June
                   Portfolio Trust                     Companies, Inc. (financial                                2000); Director,
                                                       services) (1997-2001).                                    SageLife Assurance
                                                                                                                 of America
                                                                                                                 (variable annuity
                                                                                                                 insurance company)
                                                                                                                 (since June 2000);
                                                                                                                 General Partner,
                                                                                                                 Mad River Green
                                                                                                                 Partners (real
                                                                                                                 estate) (since
                                                                                                                 1972).

Peter O. Brown     Trustee of the     1+ years         Counsel, Harter, Secrest &    TT International U.S.A.     Trustee, CGM Trust
Age: 61            Feeder Trust       (since           Emery LLP (since 2001);       Master & Feeder Trusts:     and CGM Capital
                   and the            August 2000)     Partner, Harter, Secrest &    4 Portfolios                Development Fund
                   Portfolio Trust                     Emery LLP (from 1997-2000).                               (since June 1993).

Robert W. Uek      Trustee of the     1+ years         Self-Employed Consultant;     TT International U.S.A.     Trustee, Hillview
Age: 60            Feeder Trust       (since August    Partner,                      Master & Feeder Trusts:     Investment Trust
                   and the            2000)            PricewaterhouseCoopers LLP    4 Portfolios                (mutual fund)
                   Portfolio Trust                     (accounting firm) (1994                                   (since June 2000).
                                                       to June 1999).

(1) Disinterested Trustees are those Trustees who are not "interested persons" of the Feeder Trust and the Portfolio Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act").
(2) The address of each Trustee of the Feeder Trust and the Portfolio Trust is 200 Clarendon Street, Boston, Massachusetts 02116.
(3) As provided in the Declarations of Trust of the Feeder Trust and the Portfolio Trust, each Trustee holds office during the lifetime of the Feeder Trust and the Portfolio Trust and until their termination or until the election and qualification of his successor.

INTERESTED TRUSTEES(1)

                                        TERM OF
                                        OFFICE AND
                      POSITION(S)       LENGTH OF                                     NUMBER OF PORTFOLIOS
NAME, ADDRESS,        HELD WITH         TIME             PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX            OTHER DIRECTORSHIPS
AND AGE(2)            THE TRUSTS        SERVED(3)        DURING PAST 5 YEARS          OVERSEEN BY TRUSTEE        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
David J.S. Burnett(4) Trustee of the    1+ years         Managing Partner,            TT International U.S.A.    Chairman,
Age: 44               Feeder Trust      (since           TT International (since      Master & Feeder Trusts:    TT International
                      and the           August 2000)     September 1998); Director,   4 Portfolios               Bermuda Ltd.;
                      Portfolio Trust                    Brunswick UBS                                           Director TT
                                                         Warburg Ltd. (investment                                International Funds
                                                         banking) (May 1998 to                                   PLC (investment
                                                         August 1998); Dalgland                                  management);
                                                         Nominees (PM) Ltd.                                      Director TT Europe
                                                         (nominee company)                                       Alpha Fund Ltd.
                                                         (November 1995 to                                       (investment
                                                         August 1998); Chairman,                                 management);
                                                         Fenway Services Limited                                 Director, TT Europe
                                                         (securities trader)                                     Beta Fund Ltd.
                                                         (November 1997 to                                       (investment
                                                         August 1998); Director,                                 management);
                                                         Warburg Dillon Read                                     Director, C. Crosby
                                                         Securities (South Africa)                               Limited (property
                                                         (stockbroker) (October                                  lease holding
                                                         1995 to August 1998).                                   company) (since
                                                                                                                 January 1999).

                                        TERM OF
                                        OFFICE AND
                       POSITION(S)      LENGTH OF                                     NUMBER OF PORTFOLIOS
NAME, ADDRESS,         HELD WITH        TIME             PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX            OTHER DIRECTORSHIPS
AND AGE(2)             THE TRUSTS       SERVED(3)        DURING PAST 5 YEARS          OVERSEEN BY TRUSTEE        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
J. Luther King, Jr.(5) Trustee of the   1+ years         Chairman, President and      TT International U.S.A.    Director, V.P., DK
Age: 61                Portfolio Trust  (since           Director, Luther King        Master & Feeder Trusts:    Leasing Corp.
                                        August 2000)     Capital Management           1 Portfolio                (private plane)
                                                         Corporation (investment      LKCM International Funds:  (since April 1993);
                                                         counseling) (since           1 Portfolio                Member, Investment
                                                         March 1979).                                            Advisory Committee,
                                                                                                                 Board of Trustees
                                                                                                                 of the Employees
                                                                                                                 Retirement System
                                                                                                                 of Texas (since
                                                                                                                 September 1987);
                                                                                                                 President, 4K Land
                                                                                                                 & Cattle Company
                                                                                                                 (since November
                                                                                                                 1994); Director,
                                                                                                                 Hunt Forest
                                                                                                                 Products (lumber)
                                                                                                                 (since February
                                                                                                                 1993); Board of
                                                                                                                 Governors,
                                                                                                                 Investment Company
                                                                                                                 Association of
                                                                                                                 America (trade
                                                                                                                 organization)
                                                                                                                 (since May 1991);
                                                                                                                 Board Chairman, JLK
                                                                                                                 Venture Corp.
                                                                                                                 (private equity)
                                                                                                                 (since June 1995);
                                                                                                                 Director, LKCM
                                                                                                                 Funds (investment
                                                                                                                 company) (since
                                                                                                                 July 1994);
                                                                                                                 Director, Ruston
                                                                                                                 Industrial Corp.
                                                                                                                 (forest products)
                                                                                                                 (since February
                                                                                                                 1993); Director,
                                                                                                                 Southwestern
                                                                                                                 Exposition &
                                                                                                                 Livestock (since
                                                                                                                 April 1997);
                                                                                                                 President,
                                                                                                                 Southwest JLK
                                                                                                                 (LKCM) (since
                                                                                                                 February 1983);
                                                                                                                 Trustee, Texas
                                                                                                                 Christian
                                                                                                                 University (since
                                                                                                                 March 1992);
                                                                                                                 Director,
                                                                                                                 Treasurer, Texas
                                                                                                                 Southwestern
                                                                                                                 Cattleraisers
                                                                                                                 Foundation
                                                                                                                 (since November
                                                                                                                 1995); Investment
                                                                                                                 Advisory Committee,
                                                                                                                 University of Texas
                                                                                                                 Investment
                                                                                                                 Management (since
                                                                                                                 June 1996);
                                                                                                                 Director, XTO (oil
                                                                                                                 & gas) (since
                                                                                                                 April 1991).

(1) Interested Trustees are those Trustees who are "interested persons" of the Feeder Trust and the Portfolio Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act").
(2) The address of each Trustee of the Feeder Trust and the Portfolio Trust is 200 Clarendon Street, Boston, Massachusetts 02116.

(3) As provided in the Declarations of Trust of the Feeder Trust and the Portfolio Trust, each Trustee holds office during the lifetime of the Feeder Trust and the Portfolio Trust and until their termination or until the election and qualification of his successor.
(4) Mr. Burnett is deemed to be an "interested" Trustee of the Feeder and the Portfolio Trust because of his affiliation with TT International Investment Management, the Investment Manager of the Fund and the Portfolio.
(5) Mr. King is deemed to be an "interested" Trustee of the Portfolio Trust because he owns shares of LKCM International Fund, which invests all of its assets in the Portfolio Trust, and because of his affiliation with Luther King Capital Management, the investment advisor to the LKCM International Fund

OFFICERS OF THE FEEDER TRUST AND THE PORTFOLIO TRUST

                                                   TERM OF
                                                   OFFICE AND
                              POSITION(S)          LENGTH OF
NAME, ADDRESS,                HELD WITH            TIME              PRINCIPAL OCCUPATION(S)
AND AGE(1)                    THE TRUSTS           SERVED(2)         DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
David J.S. Burnett            President of         1+ years          See Interested Trustees table above
Age: 43                       the Feeder           (since
                              Trust and the        August 2000)
                              Portfolio Trust

S. Austin Allison             Secretary of         1+ years          Partner, Head of Compliance & Legal, TT International (since
Age: 54                       the Feeder           (since            January 2001); Head of Compliance and Legal, TT International
                              Trust and the        August 2000)      (June 2000 to December 2000); Director, TT Investment Advisers
                              Portfolio Trust                        Inc. (since March 2001); Director, TT International Funds
                                                                     PLC (since August 2001); Director, TT International (Bermuda)
                                                                     Limited (since Novmeber 2001); Director, Legal & Compliance,
                                                                     Westdeutsche Landesbank Group (banking, financial services)
                                                                     (January 1997 to June 2000).

Graham Barr                   Treasurer of         1+ years          Financial Controller, TT International (since June 1998);
Age: 36                       the Feeder           (since            Company Secretary, C. Crosby Ltd. (holding company) (since
                              Trust and the        August 2000)      November 1999); Head of Investment Accounting, AIB Govett Asset
                              Portfolio Trust                        Management (fund management) (August 1993 to June 1998).

Jeff Gaboury                  Assistant            1+ years          Director, Mutual Fund Administration, Investors Bank & Trust
Age: 33                       Treasurer of         (since            Company (since October 1996).
                              the Feeder           August 2000)
                              Trust and the
                              Portfolio Trust

Jill Grossberg                Assistant            1+ years          Director and Counsel, Mutual Fund Administration, Investors
Age: 55                       Secretary of         (since            Bank & Trust Company, (since April 2000); Assistant Vice
                              the Feeder           August 2000)      President and Associate Counsel, Putnam Investments (March 1995
                              Trust and the                          to March 2000).
                              Portfolio Trust

(1) The address of each Officer of the Feeder Trust and the Portfolio Trust is 200 Clarendon Street, Boston, Massachusetts 02116.
(2) As provided in the By-Laws of the Feeder Trust and the Portfolio Trust, each of the President, the Treasurer and the Secretary shall hold office until his or her respective successor shall have been duly elected and qualified, and the Assistant Treasurer and the Assistant Secretary shall hold office at the pleasure of the Trustees.

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